Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

Note 4. Fair Value of Financial Instruments

The carrying value of the Company’s cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities, approximate fair value due to the short-term nature of these items.

Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:

• Level I	Unadjusted quoted prices in active markets for identical assets or liabilities;

• Level II	Inputs other than quoted prices included within Level I that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

• Level III	Unobservable inputs that are supported by little or no market activity for the related assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at June 30, 2016
	Total	Level 1	Level 2	Level 3
Assets

Money market fund	$2,116	$2,116	$—	$—

Liabilities
Series A warrant liability	$631	$631	$—	$—
Series C warrant liability	193	—	—	193

Total liabilities	$824	$631	$—	$193

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3
Assets

Money market fund	$3,804	$3,804	$—	$—

Liabilities
Series A warrant liability	$1,213	$1,213	$—	$—
Series B warrant liability	865	—	—	865
Series C warrant liability	462	—	—	462

Total common stock warrant liability	$2,540	$1,213	$—	$1,327

The Series A Warrant is a registered security that trades on the open market. The fair value of the Series A Warrant liability is based on the publicly quoted trading price of the warrants which is listed on and obtained from NASDAQ. Accordingly, the fair value of Series A Warrants is a Level 1 measurement. The fair value measurements of the Series B and Series C Warrants are based on significant inputs that are unobservable and thus represent Level 3 measurements. The Company’s estimated fair value of the Series B Warrant liability is calculated using a Monte Carlo simulation. Key assumptions include the volatility of the Company’s stock, the expected warrant term, expected dividend yield and risk-free interest rates (see Note 5). The Company’s estimated fair value of the Series C Warrant liability is calculated using the Black-Scholes valuation model. Key assumptions include the volatility of the Company’s stock, the expected warrant term, expected dividend yield and risk-free interest rates (see Note 5). The Level 3 estimates are based, in part, on subjective assumptions.

The agreement to pay the annual royalty in the NeoForce acquisition resulted in the recognition of a contingent consideration, which was recognized on the acquisition date. Subsequent changes to estimates of the amount of contingent consideration to be paid will be recognized as charges or credits in the statement of operations. The fair value of the contingent consideration is based on preliminary cash flow projections, growth in expected product sales and other assumptions. Based on the assumptions, the fair value of the royalty obligation was determined to be $153 thousand at the date of acquisition and $180 thousand as of June 30, 2016. The fair value of the royalty obligation was determined by applying the income approach, using several significant unobservable inputs for projected cash flows and a discount rate of 20% commensurate with the Company’s cost of capital and expectation of the revenue growth for products at their life cycle stage. These inputs are considered Level 3 inputs under the fair value measurements and disclosure guidance.

On January 13, 2016 we entered into an agreement to sublease our excess space located in Redwood City. By the end of February we removed all equipment, furniture and fixtures being stored in this excess space and ceased use of this space. The fair value of the cease-use liability was calculated using the remaining lease payments, offset by future sub-lease payments, offset by deferred rent amortization, and discounted to present value using our current cost of capital of 20%. These inputs are considered Level 3 inputs under the fair value measurements and disclosure guidance.

During the periods presented, the Company has not changed the manner in which it values liabilities that are measured at fair value using Level 3 inputs. The Company recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period. There were no transfers within the hierarchy during the periods presented.

The following table sets forth a summary of the changes in the fair value of the Company’s Level 1 and Level 3 warrants, which are treated as liabilities, as follows (dollars in thousands):

	Series A Warrant		Series B Warrant		Series C Warrant
	Number of Warrants	Liability	Number of Warrants	Liability	Number of Warrants	Liability
Balance at December 31, 2015	2,425,605	$1,213	116,580	$865	590,415	$462
Change in value of Series A Warrants	—	(582)	—	—	—	—
De-recognition of Series B Warrant liability upon cashless exercise of warrants (485,202 shares issued)	—	—	(102,300)	(593)	—	—
De-recognition of Series B Warrant liability upon expiration	—	—	(14,280)	—	—	—
Change in value of Series B Warrants	—	—	—	(272)	—	—
Change in value of Series C Warrants	—	—	—	—	—	(269)

Balance at June 30, 2016	2,425,605	$631	—	$—	590,415	$193

Note 4. Fair Value of Financial Instruments

The carrying value of the Company’s cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities, approximate fair value due to the short-term nature of these items. Based on the borrowing rates available to the Company for debt with similar terms and consideration of default and credit risk, the carrying value of the line of credit approximates fair value.

Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:

• Level I	Unadjusted quoted prices in active markets for identical assets or liabilities;

• Level II	Inputs other than quoted prices included within Level I that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

• Level III	Unobservable inputs that are supported by little or no market activity for the related assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3
Assets
Money market fund	$3,803,929	$3,803,929	—	—

Liabilities
Series A warrant liability	1,212,803	1,212,803	—	—
Series B warrant liability	865,000	—	—	865,000
Series C warrant liability	462,437	—	—	462,437

Total common stock warrant liability	$2,540,240	$1,212,803	—	$1,327,437

	Fair Value Measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3
Assets
Money market fund	$7,891,888	$7,891,888	$—	$—

Liabilities
Series A warrant liability	857,362	857,362	—	—
Series B warrant liability	17,438,731	—	—	17,438,731

Total common stock warrant liability	$18,296,093	$857,362	—	$17,438,731

The Series A Warrant is a registered security that trades on the open market. The fair value of the Series A Warrant liability is based on the publicly quoted trading price of the warrants which is listed on and obtained from NASDAQ. Accordingly, the fair value of Series A Warrants is a Level 1 measurement. The fair value measurements of the Series B and Series C Warrants are based on significant inputs that are unobservable and thus represent Level 3 measurements. The Company’s estimated fair value of the Series B Warrant liability is calculated using a Monte Carlo simulation. Key assumptions include the volatility of the Company’s stock, the expected warrant term, expected dividend yield and risk-free interest rates (see Note 6). The Company’s estimated fair value of the Series C Warrant liability is calculated using the Black-Scholes valuation model. Key assumptions include the volatility of the Company’s stock, the expected warrant term, expected dividend yield and risk-free interest rates (see Note 6). The Level 3 estimates are based, in part, on subjective assumptions.

During the periods presented, the Company has not changed the manner in which it values liabilities that are measured at fair value using Level 3 inputs. The Company recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period. There were no transfers within the hierarchy during the periods presented.

The following table sets forth a summary of the changes in the fair value of the Company’s Level 1 and Level 3 financial instruments, which are treated as liabilities, as follows:

	Series A Warrant		Series B Warrant		Series C Warrant
	Number of Warrants	Liability	Number of Warrants	Liability	Number of Warrants	Liability
Balance at December 31, 2014	2,449,605	$857,362	2,449,605	$17,438,731	—	$—
Change in value of Series A Warrants	—	397,441	—	—	—	—
De-recognition of Series A Warrant liability upon exercise	(24,000)	(42,000)	—	—	—	—
De-recognition of Series B Warrant liability upon cash exercise of 619,512 warrants in Private Transaction (619,512 shares issued)	—	—	(619,512)	(6,747,765)	—	—
De-recognition of Series B Warrant liability upon cashless exercise of 1,713,045 warrants (5,879,560 shares issued)	—	—	(1,713,045)	(12,527,991)	—	—
De-recognition of Series B Warrant liability upon contribution of 468 warrants back to the Company	—	—	(468)	(3,332)	—	—
Change in value of Series B Warrants	—	—	—	2,705,357	—	—
Record Series C Warrant Liability as inducement charge (589,510 warrants in Private Transaction, 905 warrants in tender offer)	—	—	—	—	590,415	3,049,375
Change in value of Series C Warrants	—	—	—	—	—	(2,586,938)

Balance at December 31, 2015	2,425,605	$1,212,803	116,580	$865,000	590,415	$462,437